Debt Financing (Tables)	12 Months Ended
Dec. 31, 2014
Debt Financing [Abstract]
Schedule of Securities Financing Transactions [Table Text Block]
Effective July 1, 2014, the Partnership transferred the following mortgage revenue bonds to the 2014 Sponsor pursuant to the M31 TEBS Financing described above:

	Outstanding Bond Par Amounts
Description of Mortgage Revenue Bonds	December 31, 2014	July 1, 2014	Financial Statement Presentation
Arbors at Hickory Ridge	$11,450,000	$11,450,000	Mortgage revenue bond
Avistar at Chase Hill A Bond	10,000,000	10,000,000	Mortgage revenue bond
Avistar at the Crest A Bond	9,700,000	9,700,000	Mortgage revenue bond
Avistar at the Oaks A Bond	7,800,000	7,800,000	Mortgage revenue bond
Avistar in 09 A Bond	6,735,000	6,735,000	Mortgage revenue bond
Avistar on the Boulevard A Bond	16,525,000	16,525,000	Mortgage revenue bond
Avistar on the Hills A Bond	5,389,000	5,389,000	Mortgage revenue bond
Copper Gate Apartments	5,220,000	5,220,000	Mortgage revenue bond
Greens Property A Bond	8,366,000	8,396,000	Mortgage revenue bond
Harden Ranch A Bond	6,960,000	6,960,000	Mortgage revenue bond
The Palms at Premier Park Apartments	20,152,000	20,152,000	Mortgage revenue bond
Tyler Park Apartments A Bond	6,075,000	6,075,000	Mortgage revenue bond
Westside Village A Bond	3,970,000	3,970,000	Mortgage revenue bond
Total	$118,342,000	$118,372,000
The par value of the mortgage revenue bonds included in this financing facility as of December 31, 2014 and 2013 are as follows:

	Outstanding Bond Par Amounts
Description of Mortgage
Revenue Bonds	December 31, 2014	December 31, 2013	Financial Statement Presentation
Ashley Square	$5,159,000	$5,212,000	Mortgage revenue bond
Bella Vista	6,490,000	6,545,000	Mortgage revenue bond
Bent Tree	7,465,000	7,542,000	Assets held for sale
Bridle Ridge	7,655,000	7,715,000	Mortgage revenue bond
Brookstone	9,256,001	9,338,603	Mortgage revenue bond
Cross Creek	8,422,997	8,497,933	Mortgage revenue bond
Fairmont Oaks	7,266,000	7,355,000	Assets held for sale
Lake Forest	8,886,000	8,997,000	Mortgage revenue bond
Runnymede	10,440,000	10,525,000	Mortgage revenue bond
South Park	13,680,000	13,795,000	Mortgage revenue bond
Woodlynn Village	4,390,000	4,426,000	Mortgage revenue bond
Ohio Series A Bond (1)	14,407,000	14,498,000	Mortgage revenue bond
Villages at Lost Creek	—	18,090,000	Mortgage revenue bond
Total	$103,516,998	$122,536,536

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
On June 29, 2013 the Partnership retired this debt facility.

Tender Option Bond Financings

Description of the Tender Option Bond Financings	Outstanding Debt Financing at December 31, 2014	Year Acquired	Stated Maturity	Year End Rates
PHC Certificates-TOB Trust	$44,675,000	2012	June 2015	2.20%
MBS - TOB Trust 1	2,585,000	2012	April 2015	1.12%
MBS - TOB Trust 2	4,090,000	2012	April 2015	1.12%
MBS - TOB Trust 5	5,270,000	2012	April 2015	1.06%
The Suites on Paseo - TOB Trust	25,535,000	2013	June 2015	1.96%
TOB - Decatur Angle - TOB Trust	21,850,000	2014	October 2016	4.34%
Live 929 - TOB Trust	34,975,000	2014	July 2019	4.47%
Bruton Apartments - TOB Trust	17,250,000	2014	July 2017	4.55%
Pro Nova 2014-1 - TOB Trust	9,010,000	2014	July 2017	4.05%
Pro Nova 2014-2 - TOB Trust	9,010,000	2014	July 2017	4.05%
Total Debt Financing	$174,250,000

Description of the Tender Option Bond Financings	Outstanding Debt Financing at December 31, 2013	Year Acquired	Stated Maturity	Year End Rates
PHC Certificates-TOB Trust	$48,995,000	2012	June 2014	2.32%
Autumn Pines-TOB Trust	9,770,000	2011	July 2014	1.96%
MBS - TOB Trust 1	2,585,000	2012	April 2014	1.21%
MBS - TOB Trust 2	4,090,000	2012	April 2014	1.29%
MBS - TOB Trust 3	2,865,000	2012	April 2014	1.22%
MBS - TOB Trust 4	5,960,000	2012	April 2014	1.23%
MBS - TOB Trust 5	10,545,000	2012	April 2014	1.27%
Greens of Pine Glen - TOB Trust	5,700,000	2013	June 2014	2.40%
Arbors of Hickory Ridge - TOB Trust	7,000,000	2013	August 2014	2.40%
MBS - TOB Trust 6	7,825,000	2013	August 2014	1.02%
Avistar (February 2013 portfolio) - TOB Trust (2)	20,000,000	2013	June 2014	2.21%
Avistar (June 2013 portfolio) - TOB Trust (1)	13,210,000	2013	October 2014	2.21%
The Suites on Paseo - TOB Trust	25,750,000	2013	December 2014	1.96%
Total Debt Financing	$164,295,000
The following is a summary of the Mortgage Loans payable on MF Properties:

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2014	Year Acquired	Stated Maturity	Effective Rate (1)

Arboretum	$17,182,764	2011	March 2017	3.75%
Eagle Village	8,224,671	2010	September 2015	4.35%
Residences of DeCordova	1,881,998	2008	June 2017	4.75%
Residences of Weatherford	6,043,673	2012	June 2017	4.75%
The 50/50 - Mortgage	25,500,000	2013	March 2020	3.25%
The 50/50 - TIF Loan	4,299,990	2014	December 2019	4.65%
The Colonial	7,500,000	2013	February 2016	3.55%
Woodland Park	6,074,738	2013	August 2017	2.96%
Total Mortgage Payable	$76,707,834

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2013	Year Acquired	Stated Maturity	Effective Rate (1)

Arboretum	$17,500,000	2011	March 2014	5.32%
Eagle Village	8,828,435	2010	June 2014	4.04%
Glynn Place	1,845,058	2008	May 2014	2.81%
Residences of DeCordova	1,948,064	2012	February 2017	5.00%
Residences of Weatherford	6,268,311	2011	July 2015	5.90%
The 50/50	7,177,438	2013	March 2020	3.25%
The Colonial	7,500,000	2013	March 2016	3.47%
Woodland Park	6,020,014	2013	March 2014	2.97%
Total Mortgage Payable	$57,087,320

Schedule of Maturities of Long-term Debt [Table Text Block]
The Company’s aggregate borrowings as of December 31, 2014 contractually mature over the next five years and thereafter as follows:

2015	$84,302,554
2016	24,561,861
2017	36,011,702
2018	2,300,657
2019	37,412,465
Thereafter	160,769,761
Total	$345,359,000
The Company’s mortgages payable as of December 31, 2014, contractually mature over the next five years and thereafter as follows:

2015	$9,137,766
2016	8,366,349
2017	31,032,366
2018	797,312
2019	3,795,004
Thereafter	23,579,037
Total	$76,707,834